Note 7 - Property and Equipment 1 (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Depreciation	$ 72,190	$ 69,127	$ 306,092	$ 223,887	$ 299,553	$ 208,448
Cost, Depreciation			78,486	21,841
Depreciation, Nonproduction			227,606	$ 202,046
Offices Within Facility in Irving, Texas [Member]
Machinery and Equipment, Gross	2,705,524		2,705,524
Leasehold Improvements, Gross	$ 135,596		$ 135,596